SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

14. Share Capital

a)            Authorized

The authorized share capital of the Company consists of unlimited number of common shares and unlimited number of preference shares, issuable in series, with no par value. All shares issued are fully paid.

The holders of common shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company and shall have one vote for each common share held at all meetings of shareholders of the Company, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series. Subject to the prior rights of the holders of the preference shares or any other share ranking senior to the common shares, the holders of the common shares are entitled to (a) receive any dividend as and when declared by the board of directors, out of the assets of the Company properly applicable to payment of dividends, in such amount and in such form as the board of directors may from time to time determine, and (b) receive the remaining property of the Company in the event of any liquidation, dissolution or winding up of the Company.

The Company may issue preference shares at any time and from time to time in one or more series with designations, rights, privileges, restrictions and conditions fixed by the board of directors. The preference shares of each series are ranked on parity with the preference shares of every series and are entitled to priority over the common shares and any other shares of the Company ranking junior to the preference shares, with respect to priority in payment of dividends and the return of capital and the distribution of assets of the Company in the event of liquidation, dissolution or winding up of the Company.

b)          Issued share capital

              The following table summarizes the Company issued common shares

	Number of shares	Amount

Balance - December 31, 2017	79,344,956	77,286,874

June 19, 2018	850,000	131,325
June 29, 2018	13,000,000	2,008,500
June 30, 2018	500,000	77,250
cost of issuance		(127,743)

Balance - December 31, 2018	93,694,956	$79,376,206

September 17, 2019	54,326	15,993
October 31, 2019	1,000,000	304,120
December 9, 2019	31,697	8,967
December 27, 2019	500,000	136,000

Balance - December 31, 2019	95,280,979	$79,841,286

February 3, 2020	500,000	135,594
February 6, 2020	22,659	8,502
February 25, 2020	6,000,000	1,807,200
cost of issuance		(80,842)
February 28, 2020	375,000	100,535
June 30, 2020	24,896	8,292
July 31, 2020	8,000,000	2,984,000
August 27, 2020	2,000,000	761,700
cost of issuance		(427,145)
September 9, 2020	20,640	8,578

Balance - December 31, 2020	112,224,174	$85,147,700

On June 19, 2018, the Company closed a non-brokered private placement of 850,000 common shares of the Company at a price of Cdn$0.20 per share for gross proceeds of $131,325 (Cdn$170,000). Mr. Kondrat (CEO and a director of the Company) purchased 350,000 of the shares issued under this financing.

On June 26, 2018, private placement and share swap transactions (the "Transactions") were completed with Resolute Mining Limited ("Resolute"). Pursuant to the private placement Transaction, the Company issued 13,000,000 common shares to Resolute at a price of Cdn$0.20 per share for gross proceeds of $2,008,500 (Cdn$2,600,000). In connection with this private placement, the Company incurred $127,743 of issuance costs settled in cash. Pursuant to the share swap Transaction, Resolute purchased 12,500,000 common shares of the Company held by Mr. Kondrat in exchange for the future issuance on or before July 16, 2018 by Resolute to Mr. Kondrat of $1,931,250 (Cdn$2,500,000) worth of Resolute ordinary shares (capped at a maximum of 3,000,000 Resolute shares).

On June 29, 2018 the Company issued 500,000 common shares at a price of Cdn$0.20 per share as part of the acquisition of Devon (Note 4).

In September 2019, the Company issued 54,326 common shares at a price of Cdn$0.39 per share as the consideration for certain consulting services rendered by a third party.

Also in September 2019, all of the Company's common shares issued and outstanding were consolidated on the basis of one common share of the Company for every 2 (two) existing common shares. All of the share, stock option and warrant amounts in these consolidated financial statements have been adjusted to reflect the said share consolidation.

In October and in December 2019, the Company issued 1,000,000 common shares at a price of Cdn$0.40 per share and 31,697 common shares at a price of Cdn$0.375 per share, respectively, as the consideration for certain consulting services rendered by third parties. Also in December 2019, warrants to purchase 500,000 common shares of the Company were exercised at a price of Cdn$0.36 per share for gross proceeds of $136,000 (Cdn$180,000).

In February 2020, the Company closed a private placement of 6,000,000 common shares of the Company at a price of Cdn$0.40 per share for gross proceeds of $1,807,200 (Cdn$2,400,000). In connection with this private placement, the Company incurred $80,842 of issuance costs settled in cash. A total of 1,790,000 of the common shares were purchased by certain insiders of the Company, including Mr. Kondrat, who purchased 1,440,000 of the common shares. The Company also issued in February 2020, 22,659 common shares at a price of Cdn$0.50 per share as the consideration for certain consulting services rendered by a third party and warrants to purchase 875,000 common shares of the Company were exercised at a price of Cdn$0.36 per share for gross proceeds of $236,129 (Cdn$315,000).

In June 2020, the Company issued 24,896 common shares at a price of Cdn$0.4539 per share, as the consideration for consulting services rendered by a third party.

In July and August 2020, the Company closed, in two tranches, a private placement financing (the "Financing") for a total of 10,000,000 common shares of the Company at a price of Cdn$0.50 per share for total gross proceeds of $3,745,700 (Cdn$5,000,000). A total of 3,390,000 of the said shares were purchased by certain insiders of the Company. In connection with this private placement, the Company incurred $427,145 issuance costs settled in cash and warrants.

In September 2020, the Company issued 20,640 common shares at a price of Cdn$0.5475 per share, as the consideration for consulting services rendered by a third party.

As of December 31, 2020, the Company had issued and outstanding 112,224,174 common shares (December 31, 2019 - 95,280,979). No preference shares are issued and outstanding. Subsequent to December 31, 2020, the Company issued 11,500,000 common shares pursuant to an additional private placement financing (see Note 21).

c)         Common share purchase warrants

The following table summarizes the Company's common share purchase warrants outstanding as at December 31, 2020:

	Number of warrants	Weighted average exercise price (Cdn$)	Expire Date	Weighted average remaining life (Years)

Outstanding and exercisable at December 31, 2019	875,000	0.36

Exercised	(875,000)	0.36
Granted	123,000	0.61	July 31, 2022	1.58
Granted	414,000	0.61	August 26, 2022	1.65

Outstanding and exercisable at December 31, 2020	537,000	0.61		1.64

During the year ended December 31, 2020, 875,000 outstanding common share purchase warrants were exercised at a price of Cdn$0.36 per share for gross proceeds to the Company of $236,129 (Cdn$315,000).

During the year ended December 31, 2019, warrants to purchase 500,000 common shares of the Company were exercised and 437,500 common share purchase warrants expired unexercised. The common share purchase warrants issued in 2017 are classified as a liability because they are a derivative financial instrument due to the currency of their exercise price differing from the functional currency of the Company. The common share purchase warrants classified as a liability are re-valued at each period end, with a gain or loss reported on the consolidated statements of loss and comprehensive loss. For the year ended December 31, 2020, the Company recognized a gain of $31,888 in the consolidated statements of loss and comprehensive loss representing the change in fair value on this derivative financial instrument (year ended December 31, 2019 - loss of $30,349; year ended December 31, 2018 - gain of $65,907).

During the year ended December 31, 2020, the Company issued 537,000 common share purchase warrants in consideration for certain services provided with respect to the July and August 2020 Financing. These warrants are classified as equity settled share-based payment transactions and accounted for under IFRS 2.

No warrants were forfeited or cancelled during the years ended December 31, 2020 and 2019.

As at December 31, 2020, the Company had 537,000 (December 31, 2019 - 875,000) common share purchase warrants outstanding and exercisable.

The value of the warrants was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.27% - 0.29%, which is based on the Bank of Canada benchmark bonds yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii) Expected volatility: 78.23% - 82.24%, which is based on the Company's historical stock prices

(iii) Expected life: 0 - 2 year

(iv) Expected dividends: $Nil

d)      Loss per share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2020 amounting to 105,203,090 (year ended December 31, 2019 - 93,885,097, December 31, 2018 - 86,498,291) common shares. Stock options and warrants were considered anti-dilutive and therefore were excluded from the calculation of diluted (loss) income per share.